Note 6 - Term Loans Payable - Short-term Loans Payable (Details) - CAD ($)	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Statement Line Items [Line Items]
Short term borrowings	$ 1,138,520	$ 1,216,715	$ 7,500
Loan payable on demand, unsecured with no interest and no fixed term [member]
Statement Line Items [Line Items]
Short term borrowings	0	0	2,500
Loan payable on demand, unsecured with 10% interest per annum and no fixed term [member]
Statement Line Items [Line Items]
Short term borrowings	5,000	5,000	5,000
Loan payable on May 10, 2024, secured, with 11.35% interest per annum [member]
Statement Line Items [Line Items]
Short term borrowings	1,133,520	1,143,998	0
US $50,000 promissory note [member]
Statement Line Items [Line Items]
Short term borrowings	$ 0	$ 67,717	$ 0